Organization and Business Background (Details 3) - shares	1 Months Ended
	Aug. 31, 2014	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jun. 30, 2013	Jan. 31, 2013	Jun. 30, 2012	Feb. 29, 2012
Organization And Business Background [Line Items]
Total number of publicly held warrants purchased as part of the publicly announced repurchase plans	547,600	0	0	5,000	80,000	0	0	0
Total number of ordinary shares purchased as part of the publicly announced repurchase plans	0	586,010	73,990	0	94,100	600,000	60,675	4,000
Total number of units purchased as part of the publicly announced repurchase plans (in units)	0	0	0	0	0	0	0	0